Risk and Capital Management - Summary of Funds Obtained Through the Issuance of Subordinated Debt Securities (Parenthetical) (Detail)	Dec. 31, 2019
Brazil, Brazil Real | Subordinated financial bills one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	111.00%
Brazil, Brazil Real | Subordinated financial bills two [Member] | Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	6.00%
Brazil, Brazil Real | Subordinated financial bills two [Member] | Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	6.17%
Brazil, Brazil Real | Subordinated financial bills three [Member] | Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	109.25%
Brazil, Brazil Real | Subordinated financial bills three [Member] | Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	110.50%
Brazil, Brazil Real | Subordinated financial bills four [Member] | Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	5.15%
Brazil, Brazil Real | Subordinated financial bills four [Member] | Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	5.83%
Brazil, Brazil Real | Subordinated financial bills five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate basis adjustment	4.63%
United States of America, Dollars | Subordinated euronotes [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes one [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	5.75%
United States of America, Dollars | Subordinated euronotes two [Member] | Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	5.75%
United States of America, Dollars | Subordinated euronotes two [Member] | Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes three [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	6.20%
United States of America, Dollars | Subordinated euronotes four [Member] | Bottom of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	5.50%
United States of America, Dollars | Subordinated euronotes four [Member] | Top of range [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	5.65%
United States of America, Dollars | Subordinated euronotes five [Member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Borrowings interest rate	5.13%